United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/09

Date of Reporting Period:  Quarter ended 11/30/08

Item 1.                      Schedule of Investments

Federated Government Income Securities, Inc.

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount or Shares			Value
		U.S. TREASURY--21.2%
$5,000,000	[1]	Notes, 3.500%, 11/15/2009	$5,124,317
21,700,000	[1]	Notes, 4.250%, 10/15/2010	23,113,466
16,100,000	[1]	Notes, 4.750%, 1/31/2012	17,828,235
10,200,000	[1]	Bonds, 7.250%, 5/15/2016	13,101,422
16,200,000	[1]	Bonds, 8.125%, 5/15/2021 - 8/15/2021	23,226,407
9,250,000		Bonds, 6.000%, 2/15/2026	11,948,399
9,000,000	[1]	Bonds, 5.375%, 2/15/2031	11,196,563
		TOTAL U.S. TREASURY (IDENTIFIED COST $95,742,651)	105,538,809
		GOVERNMENT AGENCIES--5.8%
		Federal Home Loan Mortgage Corporation -4.7%
5,000,000		4.750%, 3/5/2012	5,243,620
15,000,000		5.125%, 8/23/2010	15,677,231
2,500,000		5.625%, 11/23/2035	2,505,521
		TOTAL	23,426,372
		Federal National Mortgage Association -1.1%
5,000,000		6.000%, 5/15/2011	5,361,301
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $28,015,780)	28,787,673
		MORTGAGE-BACKED SECURITIES--56.5%
		Federal Home Loan Mortgage Corporation--28.2%
45,790,463		5.000%, 2/1/2019 - 4/1/2036	46,183,216
53,794,170	[2]	5.500%, 4/1/2021 - 12/1/2038	54,698,004
19,547,880	[2]	6.000%, 9/1/2021 - 12/1/2038	19,982,737
10,000,000	[2]	6.500%, 12/1/2038	10,288,281
8,491,087		7.000%, 9/1/2030 - 4/1/2032	8,848,252
537,425		7.500%, 11/1/2009 - 12/1/2015	563,363
292,821		8.000%, 2/1/2031	310,608
		TOTAL	140,874,461
		Federal National Mortgage Association--27.6%
20,764,056		4.500%, 12/1/2019	20,917,353
11,566,432		5.000%, 7/1/2034	11,673,061
44,646,575		5.500%, 9/1/2034 - 4/1/2036	45,466,902
45,754,291	[2]	6.000%, 5/1/2016 - 12/1/2038	46,847,836
9,700,000	[2]	6.500%, 12/1/2038	9,970,539
757,333		7.000%, 1/1/2031 - 3/1/2032	793,547
1,543,057		7.500%, 7/1/2028 - 2/1/2030	1,684,491
336,563		8.000%, 2/1/2030 - 1/1/2031	356,461
		TOTAL	137,710,190
		Government National Mortgage Association--0.7%
307,869		5.500%, 12/20/2014 - 5/20/2018	314,550
192,383		6.000%, 12/15/2013 - 5/15/2024	197,885
112,869		6.500%, 9/15/2013 - 5/20/2016	116,195
268,563		7.000%, 4/20/2016 - 10/15/2028	279,058
221,705		7.500%, 7/15/2029 - 1/15/2031	230,044
33,399		8.000%, 6/15/2017	35,825
92,959		8.500%, 12/15/2029 - 2/15/2030	103,086
386		9.000%, 2/15/2009	387
442,550		10.500%, 3/15/2016	504,660
260,388		11.000%, 1/15/2010 - 10/15/2019	301,560
759,229		12.000%, 5/15/2011 - 1/15/2016	867,363
274,423		12.500%, 4/15/2010 - 5/15/2015	311,148
38,599		13.000%, 3/15/2011 - 11/15/2014	44,497
		TOTAL	3,306,258
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $270,237,312)	281,890,909
		COLLATERALIZED MORTGAGE OBLIGATIONS—16.9%
4,513,622		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	2,815,196
4,496,607		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	2,617,342
3,965,467		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	2,489,570
3,028,287		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,325,985
8,842,977		Federal Home Loan Mortgage Corp. REMIC 3160 FD, 1.753%, 5/15/2036	8,513,326
6,336,123		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 1.733%, 6/15/2036	6,118,128
9,771,763		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 1.803%, 7/15/2036	9,451,126
2,211,291		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 1.823%, 8/15/2036	2,136,515
5,434,640		Federal Home Loan Mortgage Corp. REMIC 3260 PF, 1.723%, 1/15/2037	5,181,092
1,380,856		Federal National Mortgage Association REMIC 2005-63 FC, 1.645%, 10/25/2031	1,316,359
3,703,975		Federal National Mortgage Association REMIC 2006-104 FY, 1.735%, 11/25/2036	3,550,413
2,205,881		Federal National Mortgage Association REMIC 2006-43 FL, 1.795%, 6/25/2036	2,122,348
6,220,039		Federal National Mortgage Association REMIC 2006-58 FP, 1.695%, 7/25/2036	6,015,730
4,467,399		Federal National Mortgage Association REMIC 2006-81 FB, 1.745%, 9/25/2036	4,314,945
2,367,650		Federal National Mortgage Association REMIC 2006-93 FM, 1.775%, 10/25/2036	2,338,329
3,459,704		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,830,740
2,891,199		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	2,126,895
5,682,775		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.531%, 11/25/2034	3,727,760
3,953,110		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 1.674%, 5/19/2047	1,564,901
4,503,628		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	2,827,434
4,492,716		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	2,820,583
5,470,249		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,411,854
4,458,610		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,160,562
2,169,840		Washington Mutual 2006-AR1, Class 2A1B, 3.549%, 1/25/2046	717,802
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $105,640,454)	84,494,935
		ADJUSTABLE RATE MORTGAGES--7.0%
		Federal Home Loan Mortgage Corporation HYBRID ARM--3.7%
1,327,717		4.640%, 5/1/2038	1,313,573
6,962,320		5.533%, 7/1/2036	6,915,631
1,674,151		5.546%, 9/1/2036	1,669,311
3,710,313		5.689%, 4/1/2036	3,697,772
4,661,465		6.101%, 4/1/2036	4,695,729
		TOTAL	18,292,016
		Federal National Mortgage Association HYBRID ARM--3.3%
1,984,371		4.654%, 8/1/2035	1,968,610
3,645,489		4.792%, 6/1/2038	3,599,962
1,467,745		4.864%, 6/1/2038	1,454,949
3,833,152		4.897%, 4/1/2038	3,818,734
5,526,838		5.256%, 1/1/2037	5,528,269
		TOTAL	16,370,524
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $34,871,000)	34,662,540
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	2,211,518
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	856,618
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,834,436)	3,068,136
		MUTUAL FUND--21.3%
106,203,258	[3,4,5]	Government Obligations Fund, Institutional Shares, 1.34% (AT NET ASSET VALUE)	106,203,258
		REPURCHASE AGREEMENT--1.6%
7,960,000	[6]	Interest in $52,716,000 joint repurchase agreement 0.65%, dated 11/13/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $52,742,651 on 12/11/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2023 and the market value of that underlying security was $53,787,796 (segregated pending settlement of dollar-roll transactions). (AT COST)	7,960,000
		TOTAL INVESTMENTS---130.9% (IDENTIFIED COST $653,504,891)[7]	652,606,260
		OTHER ASSETS AND LIABILITIES---NET---(30.9)%[8]	(154,162,085)
		TOTAL NET ASSETS---100%	$498,444,175

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.                                                                      As of November 30, 2008, the securities subject to this type of arrangement and related collateral were as follows:

	Market Value of Securities Loaned	Market Value of Collateral
	$91,082,501	$93,221,000
2	All or a portion of these securities may be subject to dollar-roll transactions.
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7
At November 30, 2008, the cost of investments for federal tax purposes was $653,504,891. The net unrealized depreciation of investments for federal tax purposes was $898,631. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,262,261 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,160,892.

8
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending and dollar-roll transactions. For securities lending, the Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 106,203,258
Level 2 – Other Significant Observable Inputs	546,403,002
Level 3 – Significant Unobservable Inputs	----
Total	$652,606,260

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Government Income Securities Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009